UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/2012
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Hanson McClain Advisors

Address:   3620 Fair Oaks Blvd.
           Suite 300
           Sacramento, CA 95864


Form 13F File Number:


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Rebecca Watson-Schroer
Title:  Chief Compliance Officer
Phone:  (800) 482-2196

Signature,  Place,  and  Date  of  Signing:

/s/ Rebecca Watson-Schroer         Sacramento, CA                     1/23/2013
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              56

Form 13F Information Table Value Total:  $      159,791
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

           COLUMN 1                COLUMN 2    COLUMN 3  COLUMN 4       COLUMN 5        COLUMN 6  COLUMN 7         COLUMN 8
------------------------------- -------------- --------- -------- -------------------- ---------- -------- -------------------------
                                                          VALUE     SHRS OR   SH/ PUT/ INVESTMENT  OTHER       VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS   CUSIP   (x$1000)   PRN AMT   PRN CALL DISCRETION MANAGERS  SOLE  SHARED    NONE
------------------------------- -------------- --------- -------- ----------- --- ---- ---------- -------- ------ ------ -----------
ADVANCED CELL TECHNOLOGY INC    SHS            00752K105        1       20000 SH       SOLE                     0      0       20000
AMERICAN INTL GROUP INC         WTS            ACG874152        -       45985 SH       SOLE                     0      0       45985
APPLE INC                       COM            037833100    2,054    3811.724 SH       SOLE                     0      0    3811.724
AT&T INC                        COM            00206R102    2,548   73560.514 SH       SOLE                     0      0   73560.514
BANK OF AMERICA CORP            COM            60505104       429    36040.15 SH       SOLE                     0      0    36040.15
BERKSHIRE HATHAWAY INC          CL A COM       84670108       556           4 SH       SOLE                     0      0           4
BERKSHIRE HATHAWAY              CL B NEW       84670702       646        7089 SH       SOLE                     0      0        7089
CEL-SCI CORP                    COM            150837409        9       30200 SH       SOLE                     0      0       30200
CHEVRON CORP                    COM            166764100    1,467    13408.08 SH       SOLE                     0      0    13408.08
COCA COLA CO                    COM            191216100      635   16963.456 SH       SOLE                     0      0   16963.456
COPPER KING MNG CORP            COM            21750M109        -      500000 SH       SOLE                     0      0      500000
COSTCO WHOLESALE                COM            22160K105      241     2393.58 SH       SOLE                     0      0     2393.58
DISNEY WALT CO                  COM            254687106      210    4157.702 SH       SOLE                     0      0    4157.702
EDISON INTERNATIONAL            COM            281020107      413    9103.804 SH       SOLE                     0      0    9103.804
ENBRIDGE ENERGY MANAGEMENT LLC  SHS            CKC50X106        -       64937 SH       SOLE                     0      0       64937
EXXON MOBIL CORP                COM            30231G102    1,256   14267.975 SH       SOLE                     0      0   14267.975
EYE CARE INTL INC               CL A 1         301942108        -       25000 SH       SOLE                     0      0       25000
FIRST TR MORNINGSTAR            ETF            336917109    5,686  302796.007 SH       SOLE                     0      0  302796.007
FORD MOTOR COM                  COM            345370860      375   27918.986 SH       SOLE                     0      0   27918.986
FORELAND CORP                   SHS            345458301        -       10000 SH       SOLE                     0      0       10000
GENERAL ELECTRIC CO             COM            369604103      675   32060.581 SH       SOLE                     0      0   32060.581
HEWLETT-PACKARD CO              SHS            428236103      386   26062.711 SH       SOLE                     0      0   26062.711
HOME DEPOT INC                  COM            437076102      322    5145.651 SH       SOLE                     0      0    5145.651
IMAGING3 INC                    COM            45248F103        0      110000 SH       SOLE                     0      0      110000
INTEL CORP                      COM            458140100    2,432  114540.247 SH       SOLE                     0      0  114540.247
INTL BUSINESS MACH              COM            459200101    1,268    6520.918 SH       SOLE                     0      0    6520.918
ISHARES DOW JONES INTL SELECT   ETF            464288448    2,273   67525.832 SH       SOLE                     0      0   67525.832
DIV IND
ISHARES SELECT DIVIDEND INDEX   ETF            464287168    2,100   36049.472 SH       SOLE                     0      0   36049.472
FUND
JOHNSON & JOHNSON               COM            478160104      506    7167.595 SH       SOLE                     0      0    7167.595
KINDER MORGAN MGMT              SHS            EKE55U103        -      847397 SH       SOLE                            0      847397
MEDTRONIC INC                   SHS            585055106      284    6690.027 SH       SOLE                     0      0    6690.027
MICROSOFT CORP                  COM            594918104      625   23006.765 SH       SOLE                     0      0   23006.765
PAC-WEST TELECOM INC            SHS            69371Y101        -       36400 SH       SOLE                     0      0       36400
PEPSICO INC                     COM            713448108      358    5179.715 SH       SOLE                     0      0    5179.715
PG & E CORP                     COM            69331C108      305     7493.46 SH       SOLE                     0      0     7493.46
PHILIP MORRIS INTL              COM            718172109      201    2347.105 SH       SOLE                     0      0    2347.105
PIMCO TOTAL RETURN ETF          ETF            72201R775      347        3181 SH       SOLE                     0      0        3181
PROCTER & GAMBLE CO             COM            742718109      486    7062.306 SH       SOLE                     0      0    7062.306
SIERRA VISTA BK                 COM            82651B105       16       10000 SH       SOLE                     0      0       10000
SOUTHERN CO                     COM            842587107      471   10767.211 SH       SOLE                     0      0   10767.211
SPDR DOW JONES INDL             ETF            78467X109      309    2320.941 SH       SOLE                     0      0    2320.941
SPDR GOLD TR GOLD               ETF            78463V107    1,513        9376 SH       SOLE                     0      0        9376
SPDR S&P 500 ETF                ETF            78462F103    2,394   16683.933 SH       SOLE                     0      0   16683.933
STANDARD PACIFIC CORP CM        SHS            85375C101      160       21800 SH       SOLE                     0      0       21800
UNILEVER PLC ADR                SHS            904767704      249        6427 SH       SOLE                     0      0        6427
UNIVERSAL EXPRESS INC           SHS            91349P103        -      300000 SH       SOLE                     0      0      300000
VANGUARD MSCI EMERG MKT         ETF            922042858   14,094  312924.602 SH       SOLE                     0      0  312924.602
VANGUARD TOTAL STK              ETF            922908769  106,304 1423384.022 SH       SOLE                     0      0 1423384.022
VANGUARD LARGE CAP              ETF            922908637    2,921   44037.339 SH       SOLE                     0      0   44037.339
VANGUARD SMALL CAP              ETF            922908611      251    3369.188 SH       SOLE                     0      0    3369.188
VANGUARD INDEX FDS  GROWTH      ETF            922908736      205    2808.661 SH       SOLE                     0      0    2808.661
VANGUARD SCOTTSDALE FDS         ETF            92206C870      240    2731.573 SH       SOLE                     0      0    2731.573
INTERMEDIATE
VERIZON COMMUNICATIONS COM      SHS            92343V104      405    9211.569 SH       SOLE                     0      0    9211.569
VODAFONE GROUP PLC ADR          SHS            92857W209      701   27726.721 SH       SOLE                     0      0   27726.721
WALMART STORES INC              COM            931142103      204    2980.024 SH       SOLE                     0      0    2980.024
WELLS FARGO & CO                COM            949746101      260    7497.979 SH       SOLE                     0      0    7497.979


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